Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Other long-term debt	$ 120,000	$ 213,000
Borrowings	106,676,000	54,951,000
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Line of credit	66,631,000	31,023,000
Secured loans
Disclosure of detailed information about financial instruments [line items]
Line of credit	8,596,000	0
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 75,347,000	$ 31,236,000